iShares®

iShares Trust

Supplement dated May 3, 2011

to the prospectus dated September 1, 2010 and Statement of Additional Information (“SAI”) dated September 1, 2010 (as revised April 28, 2011)

for the iShares Dow Jones U.S. Medical Devices Index Fund and to the prospectuses, each dated December 1, 2010 and the SAI, dated December 1, 2010 (as revised March 31, 2011) for the

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund,

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund,

iShares MSCI ACWI ex US Energy Sector Index Fund,

iShares MSCI ACWI ex US Financials Sector Index Fund,

iShares MSCI ACWI ex US Health Care Sector Index Fund,

iShares MSCI ACWI ex US Industrials Sector Index Fund,

iShares MSCI ACWI ex US Information Technology Sector Index Fund,

iShares MSCI ACWI ex US Materials Sector Index Fund,

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund and

iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with each prospectus and SAI.

Effective May 3, 2011, the Standard Creation/Redemption Transaction Fee for the Funds are as follows:

iShares Funds	Standard Creation /Redemption Transaction Fee
iShares Dow Jones U.S. Medical Devices Index Fund	$250
iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	$2,600
iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	$1,900
iShares MSCI ACWI ex US Energy Sector Index Fund	$1,500
iShares MSCI ACWI ex US Financials Sector Index Fund	$4,000
iShares MSCI ACWI ex US Health Care Sector Index Fund	$1,100
iShares MSCI ACWI ex US Industrials Sector Index Fund	$3,600
iShares MSCI ACWI ex US Information Technology Sector Index Fund	$1,100
iShares MSCI ACWI ex US Materials Sector Index Fund	$3,000
iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund	$1,300
iShares MSCI ACWI ex US Utilities Sector Index Fund	$1,200

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
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